FAIR VALUE MEASUREMENTS (Schedule of fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	$ 925,543	$ 738,075
Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	315,784	206,228
Corporate debentures and commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,001	2,998
Available For Sale Marketable Securities	319,844	402,166
Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,194	0
Available For Sale Marketable Securities	287,720	126,683
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	315,784	206,228
Level 1 [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	315,784	206,228
Level 1 [Member] | Corporate debentures and commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Available For Sale Marketable Securities	0	0
Level 1 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Available For Sale Marketable Securities	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	609,759	531,847
Level 2 [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 2 [Member] | Corporate debentures and commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,001	2,998
Available For Sale Marketable Securities	319,844	402,166
Level 2 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,194	0
Available For Sale Marketable Securities	$ 287,720	$ 126,683